Note 9: Warrants Issuance: Summary of warrants outstanding (Details) (USD $)	Jun. 30, 2013
Details
Warrants outstanding, number of shares	1,167,500
Warrants outstanding, exercise price	$ 0.10
Warrants outstanding, expiration date	Mar. 05, 2014